UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09090
AMERISTOCK MUTUAL FUND, INC.
(Exact name of registrant as specified in charter)
1320 Harbor Bay Parkway, Suite 145, Alameda, California		94502
(Address of principal executive offices)		(Zip code)

Nicholas D. Gerber 1320 Harbor Bay Parkway, Suite 145 Alameda, California 94502
(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, DC 20004-2415

Registrant's telephone number, including area code:		(510) 522-3336

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2005

Item 1 – Schedule of Investments.

Ameristock Mutual Fund, Inc.

Schedule of Investments

March 31, 2005 (Unaudited)

Industry		Company	Symbol	Shares or Principal Amount	Market Value
Common Stocks
Automotive	1.83%	General Motors Corp.	GM	907,520	$26,672,013
Banking	16.80%	Bank of America Corp.	BAC	1,348,754	59,480,051
		CitiGroup Inc.	C	1,333,816	59,941,691
		PNC Financial Services	PNC	585,686	30,151,115
		Wachovia Corp.	WB	687,300	34,990,443
		Washington Mutual Inc.	WM	1,514,000	59,803,000
Capital Goods	5.39%	Boeing Co.	BA	582,960	34,079,841
		Caterpillar Inc.	CAT	111,700	10,213,848
		General Electric Co.	GE	944,905	34,073,274
Chemicals & Fertilizer	4.39%	Dow Chemical Co.	DOW	637,880	31,798,318
		Du Pont de Nemours & Co.	DD	624,600	32,004,504
Consumer Staples	9.78%	Coca-Cola Co.	KO	609,380	25,392,865
		McDonalds Corp.	MCD	268,700	8,367,318
		Pepsico Inc.	PEP	384,960	20,414,429
		Procter & Gamble Co.	PG	479,200	25,397,600
		Sara Lee Corp.	SLE	2,827,800	62,664,048
Diversified	1.13%	3M Co.	MMM	192,520	16,497,039
Electronics	6.80%	Agilent Technologies Inc.*	A	377,200	8,373,840
		Dell Computer Corp.*	DELL	838,700	32,222,854
		Hewlett Packard Co.	HPQ	478,600	10,500,484
		Intel Corp.	INTC	327,160	7,599,927
		International Business Machines	IBM	346,600	31,672,308
		Texas Instruments Inc.	TXN	336,000	8,564,640
Entertainment	0.76%	Walt Disney Co.	DIS	384,070	11,034,331
Financial - Other	0.67%	Merril Lynch & Co.	MER	172,000	9,735,200
Healthcare - Products	15.07%	Abbott Laboratories	ABT	665,060	31,005,097
		Bristol-Myers Squibb Co.	BMY	2,470,740	62,905,040
		Johnson & Johnson	JNJ	483,680	32,483,949
		Merck & Co. Inc.	MRK	1,131,940	36,640,898
		Pfizer Inc.	PFE	2,138,680	56,183,124
Healthcare - Services	4.54%	Wyeth	WYE	1,567,000	66,096,060
Insurance	2.64%	Allstate Corp.	ALL	536,600	29,008,596
		American International Group	AIG	170,953	9,472,506
Oil & Gas	6.57%	BP PLC (ADR)	BP	542,308	33,840,019
		ChevronTexaco Corp.	CVX	520,228	30,334,495
		Exxon Mobil Corp.	XOM	528,200	31,480,720
Retailing	2.29%	Home Depot Inc.	HD	207,595	7,938,433
		Wal-Mart Stores Inc.	WMT	506,200	25,365,682
Services - Data Processing	2.26%	Automatic Data Processing Inc.	ADP	730,600	32,840,470
Software	0.25%	Microsoft Corp.	MSFT	147,560	3,566,525
Telecommunications	7.70%	Bell South Corp.	BLS	764,800	20,106,592
		Comcast Corp.*	CMCSA	852,422	28,794,815
		SBC Communications Inc.	SBC	1,472,343	34,879,806
		Verizon Communications Inc.	VZ	794,809	28,215,719
Thrift and Mortgage	3.76%	Fannie Mae	FNM	1,003,370	54,633,497
Utilities	4.65%	Duke Energy Corp.	DUK	2,416,333	67,681,487
		(Cost $1,434,086,488)		36,953,432	1,415,118,511
Total Common Stocks	97.28%

U.S. Government Agency Obligations
Total U.S. Government Agency Obligations	2.72%	Federal Home Loan Bank Discount Note	2.41%, Due 04/01/2005	39,527,000	39,527,000
		(Cost $39,527,000)		39,527,000	39,527,000

Total Investments	100.00%	(Cost $1,473,613,488)			1,454,645,511

Other Assets in Excess of Liabilities	0.00%**				4,550

Net Assets	100.00%	Equivalent to $39.45 per share on 36,872,427 Shares of Capital Stock Outstanding			$1,454,650,061

*Non-Income Producing

**Less than .005%

ADR-American Depositary Receipt

See Notes to Quarterly Schedule of Investments

AMERISTOCK FUNDS

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

March 31, 2005 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Ameristock Mutual Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, organized as a corporation under the laws of the State of Maryland on June 15, 1995. The Fund’s investment objective is to seek total return through capital appreciation and current income by investing primarily in equity securities, and under normal market conditions the Fund will invest at least 80% of the value of its net assets in common stocks. The authorized capital stock of the Fund consists of 100 million shares of common stock, par value $.005 per share.

SECURITY VALUATION

Investments in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (NYSE). If on a particular day an exchange-listed security does not trade, then the mean between the closing bid and asked prices will be used. In the case of securities listed on more than one national securities exchange the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded should be used. If there were no sales on that exchange, the last quoted sale on the other exchange should be used.

For securities that are traded on NASDAQ, the NASDAQ Official Closing Price or NASDAQ Closing Cross price is used, whichever is available. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a nonexchange listed security does not trade on a particular day, or if a last sales price, Official Closing Price or Closing Cross price is not available, then the mean between the closing bid and asked price will be used.

Debt securities are valued by using market quotations or a matrix method provided by the Funds’ pricing service.  If prices are not available from the pricing service, then quotations will be obtained from broker/dealers and the securities will be valued at the mean between the bid and the offer.  In the absence of available quotations the securities will be priced at “fair value”.  Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

The cost of securities sold is determined on the identified cost basis. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors/Trustees.  Security transactions are recorded on the dates transactions are entered into, which is the trade date.

REPURCHASE AGREEMENTS

The Fund, through its custodian, receives delivery of underlying securities, whose market value, including interest, is required to be at least 102% of the resale price. The Fund’s adviser is responsible for determining that the value of these underlying securities remains at least equal to 102% of the resale price. If the seller defaults, the Fund would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the resale price.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

The net unrealized appreciation/depreciation of investments based on federal tax cost as of March 31, 2005, was as follows:

Gross Appreciation (excess of value over tax cost)	$186,118,558

Gross Depreciation (excess of tax cost over value)	(205,086,535)

Net Unrealized Depreciation	$(18,967,977)

Cost of Investments for Income Tax Purposes	$1,473,613,488

Item 2 - Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERISTOCK MUTUAL FUND, INC.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive Officer/Treasurer/Principal Financial Officer

Date:	May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive Officer/Treasurer/Principal Financial Officer

Date:	May 25, 2005